Tax - Deferred Tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax reconciliation [line items]
Deferred tax assets liabilities net threshold	$ 10
Deferred tax assets recognized related to legal entities which suffered tax loss	4	$ 3
Deferred tax assets	146	122
Deferred tax liabilities	17	18
Uncertain tax positions included within current tax liability	11	9
Maximum
Disclosure of income tax reconciliation [line items]
Uncertain tax positions included within current tax liability	3	3
United Kingdom
Disclosure of income tax reconciliation [line items]
Deferred tax assets	92	99
Deferred tax assets relating to revenue losses	65	62
Deferred tax assets relating to capital allowances	$ 30	32
Deferred tax asset offset percentage on annual profits (50% restriction on deferred tax losses)	50.00%
United Kingdom | Software
Disclosure of income tax reconciliation [line items]
Deferred tax liabilities	$ 19	13
Unprovided deferred tax on unremitted earnings
Disclosure of income tax reconciliation [line items]
Unremitted earnings on which no deferred tax provided	$ 42	$ 517